Revenues (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Revenues by Type

The following tables disaggregate revenues by type and geography and reconcile them to reportable segments from continuing operations for the three and six months ended June 30, 2018 and 2017 (see note 4).

Revenues by type	Legal		Tax & Accounting		Reuters News		Total
Three months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
Recurring	640	613	277	269	64	62	981	944
Transactions	79	77	70	70	8	12	157	159
Print	163	168	12	11	-	-	175	179
Eliminations	-	-	-	-	-	-	(2)	(2)
Total	882	858	359	350	72	74	1,311	1,280

Revenues by type	Legal		Tax & Accounting		Reuters News		Total
Six months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
Recurring	1,277	1,217	587	557	126	125	1,990	1,899
Transactions	155	154	184	185	18	23	357	362
Print	322	328	25	25	-	-	347	353
Eliminations	-	-	-	-	-	-	(4)	(3)
Total	1,754	1,699	796	767	144	148	2,690	2,611

Summary of Revenues by Geography

Revenues by geography (country of destination)	Legal		Tax & Accounting		Reuters News		Total
Three months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
U.S.	697	670	281	277	19	18	997	965
Canada (country of domicile)	32	37	10	10	1	1	43	48
Other	13	15	37	38	2	2	52	55
Americas (North America, Latin America, South America)	742	722	328	325	22	21	1,092	1,068

U.K.	84	82	16	11	7	7	107	100
Other	24	18	5	3	28	29	57	50
EMEA (Europe, Middle East and Africa)	108	100	21	14	35	36	164	150

Asia Pacific	32	36	10	11	15	17	57	64
Eliminations	-	-	-	-	-	-	(2)	(2)
Total	882	858	359	350	72	74	1,311	1,280

Revenues by geography (country of destination)	Legal		Tax & Accounting		Reuters News		Total
Six months ended June 30,	2018	2017	2018	2017	2018	2017	2018	2017
U.S.	1,386	1,340	641	625	37	37	2,064	2,002
Canada (country of domicile)	61	69	22	20	1	1	84	90
Other	23	30	76	73	4	4	103	107
Americas (North America, Latin America, South America)	1,470	1,439	739	718	42	42	2,251	2,199

U.K.	166	156	29	21	14	14	209	191
Other	52	34	9	8	58	56	119	98
EMEA (Europe, Middle East and Africa)	218	190	38	29	72	70	328	289

Asia Pacific	66	70	19	20	30	36	115	126
Eliminations	-	-	-	-	-	-	(4)	(3)
Total	1,754	1,699	796	767	144	148	2,690	2,611